Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 07, 2021	Oct. 31, 2015	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000073664
Account Value [Line Items]
Line Graph and Table Measure Name					Global X MSCI Colombia ETF
Accumulated Value			$ 10,000			$ 10,655		$ 11,213		$ 10,367		$ 11,928	$ 7,525	$ 10,232	$ 7,020	$ 7,659	$ 9,436	$ 15,480
C000081214
Account Value [Line Items]
Line Graph and Table Measure Name					Global X MSCI China Consumer Discretionary ETF
Accumulated Value			10,000			9,143		13,522		10,588		14,209	23,869	24,281	11,831	14,445	17,334	19,855
C000068030
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				Global X MSCI Norway ETF
Accumulated Value			10,000			10,686		13,414		14,281		12,886	10,783	17,732	13,880	14,002	15,786	19,100
C000096448
Account Value [Line Items]
Line Graph and Table Measure Name					Global X FTSE Southeast Asia ETF
Accumulated Value			10,000			10,875		12,961		12,683		13,816	10,388	13,706	13,277	13,725	16,906	18,695
C000073663
Account Value [Line Items]
Line Graph and Table Measure Name					Global X MSCI Argentina ETF
Accumulated Value			10,000			12,065		16,382		13,027		11,452	12,438	17,425	16,829	21,150	40,683	53,243
C000104595
Account Value [Line Items]
Line Graph and Table Measure Name					Global X MSCI Greece ETF
Accumulated Value			10,000			7,167		9,248		7,802		10,421	6,316	10,202	9,016	13,034	15,724	26,090
C000205374
Account Value [Line Items]
Line Graph and Table Measure Name	[2]				Global X DAX Germany ETF
Accumulated Value			10,000			9,659		12,596		10,572		11,627	10,868	14,570	10,447	12,396	16,279	21,607
C000231755
Account Value [Line Items]
Line Graph and Table Measure Name					Global X MSCI Vietnam ETF
Accumulated Value		$ 10,000		$ 5,740			$ 5,641		$ 6,302		$ 9,004
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			10,927		13,817		12,088		13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			10,927		13,817		12,088		13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]				MSCI EAFE Index (USD) (NR)
Accumulated Value			10,000			9,677		11,945		11,127		12,355	11,507	15,441	11,889	13,602	16,725	20,578
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			10,927		13,817		12,088		13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			10,927		13,817		12,088		13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			10,000			10,927		13,817		12,088		13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10],[11]				MSCI EAFE Index (USD) (NR)
Accumulated Value			10,000			9,677		11,945		11,127		12,355	11,507	15,441	11,889	13,602	16,725	20,578
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value		10,000		7,051			7,812		9,790		12,523
MSCI All Colombia Select 25/50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[13]				MSCI All Colombia Select 25/50 Index (USD) (NR)
Accumulated Value			10,000			10,696		11,337		10,552		12,199	7,676	10,491	7,252	7,936	9,821	16,108
MSCI China Consumer Discretionary 10/50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[14]				MSCI China Consumer Discretionary 10/50 Index (USD) (NR)
Accumulated Value			10,000			9,218		13,716		10,814		14,614	24,700	25,160	12,320	15,139	18,291	21,083
MSCI Norway IMI 25/50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[15]				MSCI Norway IMI 25/50 Index (USD) (NR)
Accumulated Value			10,000			10,727		13,482		14,407		13,033	10,931	18,062	14,154	14,338	16,261	19,785
FTSE/ASEAN 40 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[16],[17]				FTSE/ASEAN 40 Index (USD) (NR)
Accumulated Value			10,000			10,959		13,157		12,956		14,224	10,757	14,302	13,954	14,526	18,019	20,081
MSCI All Argentina 25/50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]				MSCI All Argentina 25/50 Index (USD) (NR)
Accumulated Value			10,000			12,281		16,713		13,034		11,512	12,551	17,668	17,122	21,602	41,779	54,917
MSCI All Greece Select 25/50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[18]				MSCI All Greece Select 25/50 Index (USD) (NR)
Accumulated Value			10,000			7,253		9,487		8,021		10,796	6,574	10,667	9,477	13,805	16,767	28,012
DAX® Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]				DAX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (USD) (NR)
Accumulated Value			$ 10,000			$ 9,685		$ 12,665		$ 10,608		$ 11,658	$ 10,856	$ 14,565	$ 10,428	$ 12,350	$ 16,223	$ 21,534
MSCI Vietnam Select 25-50 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12],[19]				MSCI Vietnam Select 25-50 Index (USD) (NR)
Accumulated Value		$ 10,000		$ 5,767			$ 5,712		$ 6,450		$ 9,283

[1]	Performance for periods prior to November 1, 2021 reflects the historical performance of a predecessor fund, the Global X MSCI Norway ETF, which was reorganized into the Fund, previously named the Global X FTSE Nordic Region ETF, on October 29, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund and was renamed the Global X MSCI Norway ETF.
[2]	Performance for periods prior to December 21, 2018 reflects the historical performance of a predecessor fund, the Horizons DAX Germany ETF, which was reorganized into the Fund effective December 24, 2018. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund.
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	EAFE – Europe, Australasia, and the Far East
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	EAFE – Europe, Australasia, and the Far East
[11]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	Performance through August 30, 2016 reflects the performance of the MSCI All Colombia Capped Index. Performance thereafter reflects the performance of the MSCI All Colombia Select 25/50 Index.
[14]	Performance through December 5, 2018 reflects the performance of the Solactive China Consumer Total Return Index and the MSCI China Consumer Discretionary 10/50 Index thereafter.
[15]	IMI - Investable Market Index
[16]	ASEAN – Association of Southeast Asian Nationals
[17]	FTSE – Financial Times Stock Exchange
[18]	Performance through February 29, 2016 reflects the performance of the FTSE/ATHEX Custom Capped Index and the MSCI All Greece Select 25/50 Index thereafter.
[19]	Index performance reflects the performance of the MSCI Vietnam Select 25-50 Index, which underwent changes to its name and methodology effective December 1, 2023.